Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

October 6, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aspiriant Trust (File No. 811-22648)

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, a preliminary proxy statement on Schedule 14A including a notice of special meeting of shareholders and forms of proxy cards. The special meeting is being called for the purpose of (1) electing a Trustee to the Board of Trustees of the Trust and (2) eliminating the diversification policy of the Aspiriant Defensive Allocation Fund, a series of the Trust.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001